Equity (Details) - Schedule of warrants outstanding - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Series L [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[1]	November 2017	November 2017
Number of warrants conversion to equivalent ADSs	[1]	101,251	101,251
exercise price per warrant in USD	[1]	$ 9	$ 9
Expiration date	[1]	May 27, 2023	May 27, 2023
Series M [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]	November 2017	November 2017
Number of warrants conversion to equivalent ADSs	[2]	14,177	14,177
exercise price per warrant in USD	[2]	$ 10	$ 10
Expiration date	[2]	Nov. 24, 2022	Nov. 24, 2022
Warrants C [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[1]	July 2018	July 2018
Number of warrants conversion to equivalent ADSs	[1]	2,640,674	2,640,674
exercise price per warrant in USD	[1]	$ 3.5	$ 3.5
Expiration date	[1]	Jul. 18, 2023	Jul. 18, 2023
Warrant C One [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]	July 2018	July 2018
Number of warrants conversion to equivalent ADSs	[2]	425,651	425,651
exercise price per warrant in USD	[2]	$ 3.5	$ 3.5
Expiration date	[2]	Jul. 18, 2023	Jul. 18, 2023
HCW warrants [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[1]	July 2018	July 2018
Number of warrants conversion to equivalent ADSs	[1]	198,637	198,637
exercise price per warrant in USD	[1]	$ 4.38	$ 4.38
Expiration date	[1]	Jul. 18, 2023	Jul. 18, 2023
Gix internet (Note 4.F) [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]	September 2019	September 2019
Number of warrants conversion to equivalent ADSs	[2]	333,334	333,334
exercise price per warrant in USD	[2]	$ 4	$ 4
Expiration date	[2]	Sep. 03, 2022	Sep. 03, 2022
Total [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Number of warrants conversion to equivalent ADSs		3,713,724	4,297,424
Series I [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[1]		December 2016
Number of warrants conversion to equivalent ADSs	[1]		9,970
exercise price per warrant in USD	[1]		$ 36
Expiration date	[1]		Jun. 06, 2022
Series J [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]		December 2016
Number of warrants conversion to equivalent ADSs	[2]		499
exercise price per warrant in USD	[2]		$ 36
Expiration date	[2]		Jun. 06, 2022
Warrants A [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[1]		March 2017
Number of warrants conversion to equivalent ADSs	[1]		535,730
exercise price per warrant in USD	[1]		$ 14
Expiration date	[1]		Mar. 29, 2022
Placement 03/2017 [Member]
Equity (Details) - Schedule of warrants outstanding [Line Items]
Date of grant	[2]		March 2017
Number of warrants conversion to equivalent ADSs	[2]		37,501
exercise price per warrant in USD	[2]		$ 17.5
Expiration date	[2]		Mar. 29, 2022

[1]	These warrants, under certain circumstances, can be exercised via a cashless exercise mechanism as defined in the warrant agreements. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period. See Note 3.
[2]	Recorded in equity.